Payroll and social securities payable	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social security liabilities
Payroll and social security liabilities

	2017	2016
Non-current
Social security payable	1,240	1,235
	1,240	1,235
Current
Salaries payable	6,199	7,351
Social security payable	3,702	3,063
Provision for vacations	12,323	12,109
Provision for bonuses	5,043	4,321
	27,267	26,844
Total payroll and social security liabilities	28,507	28,079